Short-term Borrowings and Long-term Debt (Long Term Debt Schedule of Maturities) (Details) (USD $) In Millions, unless otherwise specified	Jan. 31, 2014	Jan. 31, 2013
Debt Instrument [Line Items]
Long-term Debt Maturities - Fiscal Year 2015	$ 4,103
Long-term Debt Maturities - Fiscal Year 2016	4,480
Long-term Debt Maturities - Fiscal Year 2017	2,396
Long-term Debt Maturities - 2018	1,107
Long-term Debt Maturities - 2019	3,531
Long-term Debt Maturities - Thereafter	30,257
Long-term Debt	$ 45,874	$ 43,981